Share Based Payments	12 Months Ended
Dec. 31, 2021
Disclosure Of Sharebased Payment Arrangements [Abstract]
Share based payments

26. Share-based payments

Prior to the Transaction

Prior to the Transaction, Cazoo Holdings operated two equity-settled share-based incentive scheme. Options were granted under both the government approved Enterprise Management Incentive (“EMI”) scheme and as Unapproved share options. The options vested in instalments over four years with expiry after ten years. Unvested options were forfeited if the employee left the Group before the options vested.

The Transaction

(i) EMI options

Pursuant to the Business Combination Agreement, the Group established the Incentive Equity Plan. At the closing of the Transaction, 34,690 vested EMI options were exercised for Cazoo Holdings shares and sold for cash at a value of £0.4 million.

Any vested EMI options which were not exercised were replaced by options to purchase Class C Shares of Cazoo Group Ltd under the Incentive Equity Plan. The replacement options were granted as if they had been granted on the same date as the original Cazoo Holdings option at the same exercise price with the same vesting schedule. The fair value of the Cazoo Group Ltd options was equal to the fair value of the Cazoo Holdings options immediately prior to the replacement. Therefore, the initial share-based payment charge profile has not been impacted.

The Group permitted unvested EMI options to be accelerated and exercised in connection with the Transaction. Under a ‘reverse vesting’ agreement, participants were only able to receive Listco shares in connection with the exercise, with any cash arising from the mix and match process being reinvested in further Listco shares. All shares acquired from the unvested EMI options continued under their initial EMI vesting schedules, subject to forfeiture in accordance with the reverse vesting agreement.

(ii) Unapproved options

At the closing of the Transaction, 44,114 vested Unapproved options were exercised for Cazoo Holdings shares and sold for cash at a value of £0.4 million. The cash settled options were treated as a modification in accordance with IFRS 2. The modification date fair value of the share-based payment was greater than the grant date fair value given the increase in the fair value of Cazoo shares since the grant date. As a result, the increase in fair value of £1.1 million was recognized as an additional share-based charge in the statement of profit or loss.

The vested Unapproved options which were not cash-settled and the unvested Unapproved options were replaced by options to purchase Class C Shares of Cazoo Group Ltd under the Incentive Equity Plan. The replacements were granted as if they had been granted on the same date as the original Cazoo Holdings option at the same exercise price with the same vesting schedule. The fair value of the Cazoo Group Ltd options was equal to the fair value of the Cazoo Holdings options immediately prior to the replacement. Therefore, the initial share-based payment charge profile has not been impacted.

After the Transaction

Under the Incentive Equity Plan, the Group operates an equity settled share-based incentive scheme whereby options are granted under Unapproved share options for UK-based employees and Restricted Stock Units for Europe-based employees. The options vest in instalments over four years with expiry after ten years. Unvested options are forfeited if the employee leaves the Group before the options vest.

Certain executive directors received awards, equally split between time-based and performance-based awards. Under the terms of the Incentive Equity Plan, the time-based awards will be eligible to vest in equal annual instalments on each of the first four anniversaries of the grant date, subject to continued employment through each such anniversary, and market performance criteria. Any portion of the performance-based awards that remain unvested as of the fifth anniversary of the grant will be forfeited.

The Group recognized a share-based charge for the year as follows:

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000

EMI prior to the Transaction	73	182	152
Unapproved prior to the Transaction	29,096	3,577	47
Modification at the Transaction	1,103	-	-
Incentive Equity Plan after the Transaction	13,599	-	-

	43,871	3,759	199

The following options were granted during the year ended December 31, 2021:

Scheme	Number	Grant date	Expiry date

Unapproved prior to the Transaction	469,000	01/01/2021	01/01/2031
Unapproved prior to the Transaction	2,023,516	01/04/2021	01/04/2031
Incentive Equity Plan after the Transaction[1]	23,915,248	01/10/2021	01/10/2031

Total 2021	26,407,764

Unapproved prior to the Transaction	1,566,584	01/01/2020	01/01/2030
Unapproved prior to the Transaction	1,422,500	01/04/2020	01/04/2030
Unapproved prior to the Transaction	2,215,381	01/07/2020	01/07/2030
Unapproved prior to the Transaction	1,594,720	01/10/2020	01/10/2030

Total 2020	6,799,185

Unapproved prior to the Transaction	2,079,500	01/06/2019	31/05/2029
EMI prior to the Transaction	7,102,500	01/10/2019	30/09/2029

Total 2019	9,182,000

[1]	The number of share options granted after the Transaction is based on the number of shares in Cazoo Group Ltd, therefore it is not on a like-for-like basis to the number of options granted in Cazoo Holdings prior to the Transaction.

Movements in share options during the year

The following reconciles the share options outstanding at the beginning and end of the year. The movement schedule is presented as if the options granted prior to the Transaction were granted by Cazoo Group Ltd.

	EMI	Unapproved	Incentive Equity Plan
	Number of options	Number of options	Number of options
At December 31, 2019	7,087,500	2,059,500	-

Granted during the year	-	6,799,185	-
Exercised during the year	(1,353,817)	-	-
Forfeited during the year	(1,050,000)	(737,292)	-
At December 31, 2020	4,683,683	8,121,393	-

Granted prior to the Transaction	-	2,492,516	-
Forfeited prior to the Transaction	(66,413)	(579,713)	-
Cash settled at the Transaction	(34,690)	(44,114)	-
Replacements at the Transaction[1]	(4,582,580)	(9,990,082)	50,347,491
Granted after the Transaction	-	-	23,915,248
At December 31, 2021	-	-	74,262,739

[1]	The replacement options granted at the Transaction reflect the exchange ratio established in the Business Combination Agreement. Refer to Note 1 for further details.

Employee share option fair value assessment

The following information is relevant in the determination of fair value of the employee share options granted during 2021:

	Unapproved	Incentive Equity Plan	Incentive Equity Plan – Executive Directors

Valuation method	Monte-Carlo	N/A1	Monte-Carlo
Exercise price	£nil	£nil	£nil
Expected volatility	50%	N/A	53%
Dividend yield	Nil	Nil	Nil
Risk free interest rate	0.00%	N/A	1.15%
Fair value per share	£8.27 - £23.74	£5.33	£2.93

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.

The following information is relevant in the determination of fair value of the employee share options granted during 2020:

Unapproved

Valuation method	Black-Scholes
Exercise price	£nil
Expected volatility	46%
Dividend yield	Nil
Risk free interest rate	0.00%
Fair value per share	£0.72 - £4.47

The following information is relevant in the determination of fair value of the employee share options granted during 2019:

	EMI	Unapproved

Valuation method	Black-Scholes	Black-Scholes
Exercise price	£0.10	£nil
Expected volatility	66%	62%
Dividend yield	Nil	Nil
Risk free interest rate	0.80%	0.75%
Fair value per share	£0.17	£0.17

The expected volatility was estimated with references to listed companies with a similar business model.